PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2020	$ 245
Balance at December 31, 2021	464	$ 245
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2020	153
Balance at December 31, 2021	215	153
Computer equipment and software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2020	36
Balance at December 31, 2021	160	36
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2020	34
Balance at December 31, 2021	37	34
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2020	22
Balance at December 31, 2021	52	22
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2020	280
Additions	370	280
Balance at December 31, 2021	650	280
Cost [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2020	153
Additions	134	153
Balance at December 31, 2021	287	153
Cost [Member] | Computer equipment and software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2020	49
Additions	173	49
Balance at December 31, 2021	222	49
Cost [Member] | Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2020	54
Additions	18	54
Balance at December 31, 2021	72	54
Cost [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2020	24
Additions	45	24
Balance at December 31, 2021	69	24
Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2020	35
Depreciation expense	151	35
Balance at December 31, 2021	186	35
Amortization [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2020
Depreciation expense	72
Balance at December 31, 2021	72
Amortization [Member] | Computer equipment and software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2020	13
Depreciation expense	49	13
Balance at December 31, 2021	62	13
Amortization [Member] | Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2020	20
Depreciation expense	15	20
Balance at December 31, 2021	35	20
Amortization [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2020	2
Depreciation expense	15	2
Balance at December 31, 2021	$ 17	$ 2